American Beacon FUNDSSM
American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Large Cap Growth Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund

Supplement Dated September 16, 2011
To the Prospectus dated March 1, 2011

American Beacon High Yield Bond Fund | Class A, C, Institutional, Y and Investor

The information below supplements the Prospectus dated March 1, 2011, and is in addition to any other supplements.

High Yield Bond Fund

On August 10, 2011, the American Beacon Funds’ Board of Trustees approved the appointment of PENN Capital Management Company, Inc. (“PENN”) as a sub-advisor to the American Beacon High Yield Bond Fund. PENN will begin managing assets of the Fund on September 16, 2011. The information below supplements the prospectus to reflect the addition of PENN as a sub-advisor.

In the “Fees and Expenses of the Fund” section, the Annual Fund Operating Expenses table is restated with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon High Yield Bond Fund Class A, C, Institutional, Y and Investor		Class A, American Beacon High Yield Bond Fund	C Class, American Beacon High Yield Bond Fund	Institutional Class, American Beacon High Yield Bond Fund	Y Class, American Beacon High Yield Bond Fund	Investor Class, American Beacon High Yield Bond Fund
Share class		A	C	Institutional	Y	Investor
Management fees		0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	none
Other Expenses		0.66%	0.66%	0.40%	0.43%	0.65%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[1]	1.33%	2.08%	0.82%	0.85%	1.07%
Expense waiver and reimbursement		0.21%	0.21%
Total fund operating expenses after expense waiver and reimbursement	[2]	1.12%	1.87%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses
[2]	The Manager has contractually agreed to waive and/or reimburse the A Class and C Class of the Fund for Distribution Fees and Other Expenses, as applicable, through February 29, 2012 to the extent that Total Annual Fund Operating Expenses exceed 1.12% for the A Class and 1.87% for the C Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

In the “Fees and Expenses of the Fund” section, the Example table is replaced with the following table:
Expense Example American Beacon High Yield Bond Fund Class A, C, Institutional, Y and Investor (USD $)	Share classes	1 year	3 years	5 years	10 years
Class A, American Beacon High Yield Bond Fund	A	584	857	1,150	1,983
C Class, American Beacon High Yield Bond Fund	C	290	632	1,099	2,394
Institutional Class, American Beacon High Yield Bond Fund	Institutional	84	262	455	1,014
Y Class, American Beacon High Yield Bond Fund	Y	87	271	471	1,049
Investor Class, American Beacon High Yield Bond Fund	Investor	109	340	590	1,306

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	Share class	1 year	3 years	5 years	10 years
American Beacon High Yield Bond Fund Class A, C, Institutional, Y and Investor C Class, American Beacon High Yield Bond Fund	C	190	632	1,099	2,394

In the “Principal Investment Strategies” section, the last sentence in the second paragraph is deleted and replaced with the following:

The Fund’s assets are currently allocated among the Manager and three investment sub-advisors.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 16, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Supplement [Text Block]	abf809593_SupplementTextBlock
American Beacon FUNDSSM
American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Large Cap Growth Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund

Supplement Dated September 16, 2011
To the Prospectus dated March 1, 2011

American Beacon High Yield Bond Fund | Class A, C, Institutional, Y and Investor
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abf809593_SupplementTextBlock

The information below supplements the Prospectus dated March 1, 2011, and is in addition to any other supplements.

High Yield Bond Fund

On August 10, 2011, the American Beacon Funds’ Board of Trustees approved the appointment of PENN Capital Management Company, Inc. (“PENN”) as a sub-advisor to the American Beacon High Yield Bond Fund. PENN will begin managing assets of the Fund on September 16, 2011. The information below supplements the prospectus to reflect the addition of PENN as a sub-advisor.

In the “Fees and Expenses of the Fund” section, the Annual Fund Operating Expenses table is restated with the following table:

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	abf809593_SupplementExpenseExampleTextBlock	In the “Fees and Expenses of the Fund” section, the Example table is replaced with the following table:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Supplement Strategy [Text Block]	abf809593_SupplementStrategyTextBlock

In the “Principal Investment Strategies” section, the last sentence in the second paragraph is deleted and replaced with the following:

The Fund’s assets are currently allocated among the Manager and three investment sub-advisors.

American Beacon High Yield Bond Fund | Class A, C, Institutional, Y and Investor | Class A, American Beacon High Yield Bond Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	A
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%	[1]
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Total fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	1.12%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	584
3 years	rr_ExpenseExampleYear03	857
5 years	rr_ExpenseExampleYear05	1,150
10 years	rr_ExpenseExampleYear10	1,983
American Beacon High Yield Bond Fund | Class A, C, Institutional, Y and Investor | C Class, American Beacon High Yield Bond Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	C
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%	[1]
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Total fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	1.87%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	290
3 years	rr_ExpenseExampleYear03	632
5 years	rr_ExpenseExampleYear05	1,099
10 years	rr_ExpenseExampleYear10	2,394
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	632
5 years	rr_ExpenseExampleNoRedemptionYear05	1,099
10 years	rr_ExpenseExampleNoRedemptionYear10	2,394
American Beacon High Yield Bond Fund | Class A, C, Institutional, Y and Investor | Institutional Class, American Beacon High Yield Bond Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Institutional
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[1]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
American Beacon High Yield Bond Fund | Class A, C, Institutional, Y and Investor | Y Class, American Beacon High Yield Bond Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Y
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Y
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
American Beacon High Yield Bond Fund | Class A, C, Institutional, Y and Investor | Investor Class, American Beacon High Yield Bond Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Investor
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%	[1]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Investor
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	590
10 years	rr_ExpenseExampleYear10	1,306

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses
[2]	The Manager has contractually agreed to waive and/or reimburse the A Class and C Class of the Fund for Distribution Fees and Other Expenses, as applicable, through February 29, 2012 to the extent that Total Annual Fund Operating Expenses exceed 1.12% for the A Class and 1.87% for the C Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.